Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	$ 887	$ 641	$ (49)	$ 1,528	$ (407)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	95	95	93	190	184
Interest on net defined benefit (asset) liability	10	9	6	19	12
Other	3	3	4	6	8
Defined benefit expense	108	107	103	215	204
Defined contribution expense	26	23	23	49	42
Increase (decrease) in other comprehensive income related to employee benefits	814	637	(98)	1,451	(414)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	6	6	(1)	12	12
Interest on net defined benefit (asset) liability	11	11	12	22	24
Other	(4)		(1)	(4)	1
Defined benefit expense	13	17	10	30	37
Increase (decrease) in other comprehensive income related to employee benefits	$ 73	$ 4	$ 49	$ 77	$ 7